Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax matters
Current income tax charge	$ 62,110	$ 144,246	$ 5,284
Adjustments in current income tax in respect of prior period years	(1,533)	(5,681)
Total	60,577	138,565	5,284
Origination and reversal of temporary differences	(3,216)	15,032	(9,954)
Impact of tax rate changes	(555)	460
Write-down of deferred tax assets		(1,448)
Adjustments in deferred tax in respect of prior years	734	(4,626)	108
Total	(3,037)	9,418	(9,846)
Income tax expense (benefit)	$ 57,540	$ 147,983	$ (4,562)